WARRANTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 D $ / shares shares	Dec. 31, 2023 D $ / shares shares	Dec. 31, 2022 shares
Warrants
WARRANTS
Number of warrants outstanding | shares	18,650,000	18,650,000	18,650,000
Private Placement Warrants
WARRANTS
Number of warrants outstanding | shares	7,150,000	7,150,000	7,150,000
Public Warrants
WARRANTS
Number of warrants outstanding | shares	11,500,000	11,500,000	11,500,000
Warrants and rights outstanding exercisable term after business combination	30 days	30 days
Warrants and rights outstanding exercisable term after closing of initial public offering	12 months	12 months
Public warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for filling registration statement within number of days of business combination	60 days
Number of trading days on which fair market value of shares is reported	10	10
Issue price | $ / shares	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Threshold consecutive trading days for redemption of public warrants	20	20
Warrant exercise price adjustment multiple	115	115
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Restrictions on transfer period of time after business combination completion	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
WARRANTS
Threshold period for filling registration statement after business combination	30 days	30 days
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20	20
Threshold number of business days before sending notice of redemption to warrant holders	3	3
Minimum threshold written notice period for redemption of public warrants	30 days	30 days